Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions (Summary of Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2026	Mar. 31, 2025
Offsetting Derivative Assets [Abstract]
Derivative assets, Net amounts presented in the condensed consolidated balance sheet	¥ 38,949,000	¥ 20,748,000
Offsetting Securities Purchased under Agreements to Resell [Abstract]
Receivables under resale agreements, Net amounts presented in the consolidated balance sheet	16,884,970	18,781,735
Offsetting Securities Borrowed [Abstract]
Receivables under securities borrowing transactions, Net amounts presented in the consolidated balance sheet	5,493,072	5,700,568
Offsetting Derivative Liabilities [Abstract]
Derivative liabilities, Net amounts presented in the consolidated balance sheet	40,347,000	20,995,000
Offsetting Securities Sold under Agreements to Repurchase [Abstract]
Payables under repurchase agreements, Gross amounts of recognized assets/liabilities	42,292,000	46,381,000
Offsetting Securities Loaned [Abstract]
Payables under securities lending transactions, Gross amounts of recognized assets/liabilities	1,252,000	737,000
Payables under securities lending transactions, Net amounts presented in the consolidated balance sheet	1,252,146	718,451
Offsetting Obligations To Return Securities Received As Collateral [Abstract]
Obligations to return securities received as collateral, Gross amounts of recognized assets/liabilities	8,468,000	6,047,000
Obligations to return securities received as collateral, Net amounts presented in the consolidated balance sheet	8,468,326	6,046,755
Financial Instruments including those of transferred business of MUFG Union Bank
Offsetting Derivative Assets [Abstract]
Derivative assets, Gross amounts of recognized assets/liabilities	38,949,000	20,748,000
Derivative assets, Gross amounts offset in the condensed consolidated balance sheet	0	0
Derivative assets, Net amounts presented in the condensed consolidated balance sheet	38,949,000	20,748,000
Derivative assets, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments	(34,642,000)	(17,542,000)
Derivative assets, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged	(1,081,000)	(1,053,000)
Derivative assets, Net amounts	3,226,000	2,153,000
Offsetting Securities Purchased under Agreements to Resell [Abstract]
Receivables under resale agreements, Gross amounts of recognized assets/liabilities	19,661,000	21,538,000
Receivables under resale agreements, Gross amounts offset in the consolidated balance sheet	(2,776,000)	(2,756,000)
Receivables under resale agreements, Net amounts presented in the consolidated balance sheet	16,885,000	18,782,000
Receivables under resale agreements, Gross amounts not offset in the consolidated balance sheet, Financial instruments	(15,791,000)	(17,515,000)
Receivables under resale agreements, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged	(6,000)	(1,000)
Receivables under resale agreements, Net amounts	1,088,000	1,266,000
Offsetting Securities Borrowed [Abstract]
Receivables under securities borrowing transactions, Gross amounts of recognized assets/liabilities	5,493,000	5,720,000
Receivables under securities borrowing transactions, Gross amounts offset in the consolidated balance sheet	0	(19,000)
Receivables under securities borrowing transactions, Net amounts presented in the consolidated balance sheet	5,493,000	5,701,000
Receivables under securities borrowing transactions, Gross amounts not offset in the consolidated balance sheet, Financial instruments	(4,350,000)	(4,154,000)
Receivables under securities borrowing transactions, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged	0	0
Receivables under securities borrowing transactions, Net amounts	1,143,000	1,547,000
Offsetting Derivative Asset, Securities Purchased under Agreements to Resell, Securities Borrowed [Abstract]
Financial assets, Gross amounts of recognized assets/liabilities, Total	64,103,000	48,006,000
Financial assets, Gross amounts offset in the consolidated balance sheet, Total	(2,776,000)	(2,775,000)
Financial assets, Net amounts presented in the consolidated balance sheet, Total	61,327,000	45,231,000
Financial assets, Gross amounts not offset in the consolidated balance sheet, Financial instruments, Total	(54,783,000)	(39,211,000)
Financial assets, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged, Total	(1,087,000)	(1,054,000)
Financial assets, Net amounts, Total	5,457,000	4,966,000
Offsetting Derivative Liabilities [Abstract]
Derivative liabilities, Gross amounts of recognized assets/liabilities	40,347,000	20,995,000
Derivative liabilities, Gross amounts offset in the consolidated balance sheet	0	0
Derivative liabilities, Net amounts presented in the consolidated balance sheet	40,347,000	20,995,000
Derivative liabilities, Gross amounts not offset in the consolidated balance sheet, Financial instruments	(34,171,000)	(17,031,000)
Derivative liabilities, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged	(2,686,000)	(1,477,000)
Derivative liabilities, Net amounts	3,490,000	2,487,000
Offsetting Securities Sold under Agreements to Repurchase [Abstract]
Payables under repurchase agreements, Gross amounts of recognized assets/liabilities	42,292,000	46,381,000
Payables under repurchase agreements, Gross amounts offset in the consolidated balance sheet	(2,776,000)	(2,717,000)
Payables under repurchase agreements, Net amounts presented in the consolidated balance sheet	39,516,000	43,664,000
Payables under repurchase agreements, Gross amounts not offset in the consolidated balance sheet, Financial instruments	(37,347,000)	(41,856,000)
Payables under repurchase agreements, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged	(130,000)	(144,000)
Payables under repurchase agreements, Net amounts	2,039,000	1,664,000
Offsetting Securities Loaned [Abstract]
Payables under securities lending transactions, Gross amounts of recognized assets/liabilities	1,252,000	737,000
Payables under securities lending transactions, Gross amounts offset in the consolidated balance sheet	0	(19,000)
Payables under securities lending transactions, Net amounts presented in the consolidated balance sheet	1,252,000	718,000
Payables under securities lending transactions, Gross amounts not offset in the consolidated balance sheet, Financial instruments	(1,206,000)	(693,000)
Payables under securities lending transactions, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged	(16,000)	0
Payables under securities lending transactions, Net amounts	30,000	25,000
Offsetting Obligations To Return Securities Received As Collateral [Abstract]
Obligations to return securities received as collateral, Gross amounts of recognized assets/liabilities	8,468,000	6,047,000
Obligations to return securities received as collateral, Gross amounts offset in the consolidated balance sheet	0	0
Obligations to return securities received as collateral, Net amounts presented in the consolidated balance sheet	8,468,000	6,047,000
Obligations to return securities received as collateral, Gross amounts not offset in the consolidated balance sheet, Financial instruments	(3,504,000)	(1,502,000)
Obligations to return securities received as collateral, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged	0	0
Obligations to return securities received as collateral, Net amounts	4,964,000	4,545,000
Offsetting Derivative Liability, Securities Sold under Agreements to Repurchase, Securities Loaned [Abstract]
Financial liabilities, Gross amounts of recognized assets/liabilities, Total	92,359,000	74,160,000
Financial liabilities, Gross amounts offset in the consolidated balance sheet, Total	(2,776,000)	(2,736,000)
Financial liabilities, Net amounts presented in the consolidated balance sheet, Total	89,583,000	71,424,000
Financial liabilities, Gross amounts not offset in the consolidated balance sheet, Financial instruments, Total	(76,228,000)	(61,082,000)
Financial liabilities, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged, Total	(2,832,000)	(1,621,000)
Financial liabilities, Net amounts, Total	¥ 10,523,000	¥ 8,721,000